UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2004
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Check here if Amendment [ ]; Amendment Number:
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  This Amendment (Check only one.):   [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Peconic Management Co., Inc.
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Address:    P.O. Box 302
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            Mount Kisco, New York  10549
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Form 13F File Number:  28-10833
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          The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Rodney Hatch
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Title:    Chief Administrative Officer
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Phone:    (914) 241-7865
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Signature, Place, and Date of Signing:

       /s/ Rodney Hatch           Bedford Corners, NY     February 14, 2005
    ______________________    _________________________   _________________
          [Signature]               [City, State]              [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                            Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       122

Form 13F Information Table Value Total:       $38,134 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     Form 13F INFORMATION TABLE

Column 1                     Column 2   Column 3      Column 4          Column 5          Column 6  Column 7        Column 8
--------                     --------  ----------     ---------  -----------------------  --------  -------- -----------------------
                                                                                                                      Voting
                                                                  Shares                                             Authority
                             Title                     Value      or                Put/  Investment   Other  ----------------------
Name of Issuer               of Class     CUSIP        (x$1000)   PRN AMT  SH/PRN   Call  Discretion Managers    Sole    Shared None
--------------               --------  -----------     --------  --------  -------- ----  ---------- -------- ---------  ------ ----

PACER INTL INC TENN          COM       69373H106      663        31200     SH             SOLE                31200
GRAINGER W W INC             COM       384802104      280         4200     SH             SOLE                 4200
ABITIBI-CONSOLIDATED INC     COM       003924107      573        83300     SH             SOLE                83300
BRASIL TELECOM PARTICIPACOES SPON ADR  105530109      259         6800     SH             SOLE                 6800
                             PFD
CEMEX S A                    SPON ADR  151290889      630        17300     SH             SOLE                17300
                             5 ORD
COMPANHIA DE BEBIDAS DAS AME SPONSORED 20441W104      278         9800     SH             SOLE                 9800
                             ADR
COMPANIA DE MINAS BUENAVENTU SPONSORED 204448104      245        10700     SH             SOLE                10700
                             ADR
DEUTSCHE TELEKOM AG          SPONSORED 251566105      581        25600     SH             SOLE                25600
                             ADR
FOMENTO ECONOMICO MEXICANO S SPON ADR  344419106      363         6900     SH             SOLE                 6900
                             UNITS
GRUPO TELEVISA SA DE CV      SP ADR    40049J206      399         6600     SH             SOLE                 6600
                             REP ORD
RINKER GROUP LTD             SPONSORED 76687M101      291         3500     SH             SOLE                 3500
                             ADR
TELECOMUNICACOES BRASILEIRAS SPONSORED 879287308      257         8000     SH             SOLE                 8000
                             ADR
TELEFONOS DE MEXICO S A      SPON ADR  879403780      433        11300     SH             SOLE                11300
                             ORD L
TPG N V                      SPONSORED 892339102      640        23500     SH             SOLE                23500
                             ADR
3COM CORP                    COM       885535104      151        36200     SH             SOLE                36200
ACETO CORP                   COM       004446100      278        14600     SH             SOLE                14600
AETNA INC NEW                COM       00817Y108      387         3100     SH             SOLE                 3100
AIR T INC                    COM       009207101      529        29100     SH             SOLE                29100
AMERICAN REAL ESTATE PARTNR  DEPOSIT   029169109      266         9300     SH             SOLE                 9300
                             ORY UNIT
AON CORP                     COM       037389103      389        16300     SH             SOLE                16300
APPLIED INDL TECHNOLOGIES IN COM       03820C105      251         9150     SH             SOLE                 9150
APPLIED MICRO CIRCUITS CORP  COM       03822W109      159        37700     SH             SOLE                37700
ARVINMERITOR INC             COM       043353101      206         9200     SH             SOLE                 9200
AT&T CORP                    COM NEW   001957505      557        29200     SH             SOLE                29200
BEACON ROOFING SUPPLY INC    COM       073685109      268        13500     SH             SOLE                13500
BIMINI MTG MGMT INC          CL A      09031E400      263        16400     SH             SOLE                16400
BROADWING CORP               COM       11161E101       91        10000     SH             SOLE                10000
C H ROBINSON WORLDWIDE INC   COM       12541W100      632        11400     SH             SOLE                11400
CARDIAC SCIENCE INC          COM NEW   141410209       47        21900     SH             SOLE                21900
CB RICHARD ELLIS GROUP INC   CL A      12497T101      275         8200     SH             SOLE                 8200
CLEAR CHANNEL COMMUNICATIONS COM       184502102      348        10400     SH             SOLE                10400
CNF INC                      COM       12612W104      646        12900     SH             SOLE                12900
COGNIZANT TECHNOLOGY SOLUTIO CL A      192446102      271         6400     SH             SOLE                 6400
COMCAST CORP NEW             CL A      20030N101      389        11700     SH             SOLE                11700
CSX CORP                     COM       126408103      385         9600     SH             SOLE                 9600
DANIELSON HLDG CORP          COM       236274106      139        16425     SH             SOLE                16425
DOW CHEM CO                  COM       260543103      361         7300     SH             SOLE                 7300
DYNAMEX INC                  COM       26784F103      602        32500     SH             SOLE                32500
E PIPHANY INC                COM       26881V100      154        31700     SH             SOLE                31700
EAGLE HOSPITALITY PPTY TR IN COM       26959T102      265        25700     SH             SOLE                25700
EAGLE MATERIALS INC          COM       26969P108      276         3200     SH             SOLE                 3200
EGL INC                      COM       268484102      580        19400     SH             SOLE                19400
EQUITY OFFICE PROPERTIES TRU COM       294741103      370        12700     SH             SOLE                12700
ESS TECHNOLOGY INC           COM       269151106       90        12700     SH             SOLE                12700
EXPEDITORS INTL WASH INC     COM       302130109      721        12900     SH             SOLE                12900
F5 NETWORKS INC              COM       315616102      214         4400     SH             SOLE                 4400
FASTENAL CO                  COM       311900104      259         4200     SH             SOLE                 4200
FEDEX CORP                   COM       31428X106      620         6300     SH             SOLE                 6300
FLORIDA ROCK INDS INC        COM       341140101      280         4700     SH             SOLE                 4700
FORWARD AIR CORP             COM       349853101      603        13500     SH             SOLE                13500
GOODYEAR TIRE & RUBR CO      COM       382550101      384        26200     SH             SOLE                26200
HANGER ORTHOPEDIC GROUP INC  COM NEW   41043F208       94        11600     SH             SOLE                11600
HAYES LEMMERZ INTL INC       COM NEW   420781304       90        10200     SH             SOLE                10200
HUB GROUP INC                CL A      443320106      695        13300     SH             SOLE                13300
HUGHES SUPPLY INC            COM       444482103      256         7900     SH             SOLE                 7900
INTEGRATED SILICON SOLUTION  COM       45812P107       96        11700     SH             SOLE                11700
INTERPUBLIC GROUP COS INC    COM       460690100      381        28400     SH             SOLE                28400
HUNT J B TRANS SVCS INC      COM       445658107      278         6200     SH             SOLE                 6200
JONES LANG LASALLE INC       COM       48020Q107      258         6900     SH             SOLE                 6900
KEMET CORP                   COM       488360108       93        10400     SH             SOLE                10400
KMART HLDG CORPORATION       COM       498780105      218         2200     SH             SOLE                 2200
KROGER CO                    COM       501044101      193        11000     SH             SOLE                11000
LABRANCHE & CO INC           COM       505447102      100        11200     SH             SOLE                11200
LAFARGE NORTH AMERICA INC    COM       505862102      267         5200     SH             SOLE                 5200
LATTICE SEMICONDUCTOR CORP   COM       518415104      101        17800     SH             SOLE                17800
LAWSON PRODS INC             COM       520776105      267         5300     SH             SOLE                 5300
LIBERTY MEDIA CORP NEW       COM SER A 530718105      180        16400     SH             SOLE                16400
LNR PPTY CORP                COM       501940100      252         4000     SH             SOLE                 4000
LODGIAN INC                  COM       54021P403      146        11900     SH             SOLE                11900
LSI LOGIC CORP               COM       502161102       98        17800     SH             SOLE                17800
MANUGISTICS GROUP INC        COM       565011103      145        50500     SH             SOLE                50500
MARSH & MCLENNAN COS INC     COM       571748102      589        17900     SH             SOLE                17900
MARTIN MARIETTA MATLS INC    COM       573284106      279         5200     SH             SOLE                 5200
MEADWESTVACO CORP            COM       583334107      363        10700     SH             SOLE                10700
MGM MIRAGE                   COM       552953101      218         3000     SH             SOLE                 3000
MORGAN STANLEY               COM NEW   617446448      577        10400     SH             SOLE                10400
MSC INDL DIRECT INC          CL A      553530106      266         7400     SH             SOLE                 7400
NORFOLK SOUTHERN CORP        COM       655844108      387        10700     SH             SOLE                10700
NORTHSTAR RLTY FIN CORP      COM       66704R100      126        11000     SH             SOLE                11000
NUCO2 INC                    COM       629428103      242        10900     SH             SOLE                10900
PARK OHIO HLDGS CORP         COM       700666100      668        25800     SH             SOLE                25800
PEPCO HOLDINGS INC           COM       713291102      375        17600     SH             SOLE                17600
POLARIS INDS INC             COM       731068102      292         4300     SH             SOLE                 4300
QUALCOMM INC                 COM       747525103      225         5300     SH             SOLE                 5300
REYNOLDS AMERICAN INC        COM       761713106      204         2600     SH             SOLE                 2600
RYDER SYS INC                COM       783549108      650        13600     SH             SOLE                13600
SAFEGUARD SCIENTIFICS INC    COM       786449108      139        65600     SH             SOLE                65600
SCANSOFT INC                 COM       80603P107      147        35000     SH             SOLE                35000
SEALED AIR CORP NEW          COM       81211K100      373         7000     SH             SOLE                 7000
SIX FLAGS INC                COM       83001P109      103        19200     SH             SOLE                19200
SOUTHWEST AIRLS CO           COM       844741108      199        12200     SH             SOLE                12200
ST JOE CO                    COM       790148100      270         4200     SH             SOLE                 4200
SUPERVALU INC                COM       868536103      384        11100     SH             SOLE                11100
SYMANTEC CORP                COM       871503108      258        10000     SH             SOLE                10000
TALK AMERICA HLDGS INC       COM NEW   87426R202      156        23500     SH             SOLE                23500
TEJON RANCH CO  DEL          COM       879080109      257         6300     SH             SOLE                 6300
TEMPLE INLAND INC            COM       879868107      410         6000     SH             SOLE                 6000
TENET HEALTHCARE CORP        COM       88033G100      344        31300     SH             SOLE                31300
TEXAS INSTRS INC             COM       882508104      281         4500     SH             SOLE                 4500
TEXAS PAC LD TR              SUB CTF   882610108      311         2300     SH             SOLE                 2300
                             PROP I T
THOMAS PPTYS GROUP INC       COM       884453101      261        20500     SH             SOLE                20500
TIME WARNER INC              COM       887317105      385        19800     SH             SOLE                19800
TIME WARNER TELECOM INC      CL A      887319101      131        29900     SH             SOLE                29900
TOLL BROTHERS INC            COM       889478103      220         3200     SH             SOLE                 3200
TOYS R US INC                COM       892335100      373        18200     SH             SOLE                18200
TRAMMELL CROW CO             COM       89288R106      263        14500     SH             SOLE                14500
TRIQUINT SEMICONDUCTOR INC   COM       89674K103      155        34800     SH             SOLE                34800
TWEETER HOME ENTMT GROUP INC COM       901167106      105        15300     SH             SOLE                15300
UNIFI INC                    COM       904677101      135        35100     SH             SOLE                35100
UNITED PARCEL SERVICE INC    CL B      911312106      624         7300     SH             SOLE                 7300
UNUMPROVIDENT CORP           COM       91529Y106      807        45000     SH             SOLE                45000
VISTEON CORP                 COM       92839U107      186        19000     SH             SOLE                19000
VULCAN MATLS CO              COM       929160109      273         5000     SH             SOLE                 5000
W P CAREY & CO LLC           COM       92930Y107      260         7400     SH             SOLE                 7400
DISNEY WALT CO               COM       254687106      367        13200     SH             SOLE                13200
                             DISNEY
WASTE MGMT INC DEL           COM       94106L109      329        11000     SH             SOLE                11000
WASTE SERVICES INC DEL       COM       941075103      135        36900     SH             SOLE                36900
WATSCO INC                   COM       942622200      278         7900     SH             SOLE                 7900
WELLPOINT INC                COM       94973V107      357         3100     SH             SOLE                 3100
WEYERHAEUSER CO              COM       962166104      363         5400     SH             SOLE                 5400
WINN DIXIE STORES INC        COM       974280109       90        19800     SH             SOLE                19800
ZHONE TECHNOLOGIES INC NEW   COM       98950P108      138        53100     SH             SOLE                53100
